Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) segment	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Jan. 01, 2020 USD ($)
Deferred revenue	$ 4,601,000		$ 4,601,000		$ 3,610,000	$ 1,887,000
Short term leases term					12 months
Number of operating segments | segment			1		1
Concentration risk, credit risk off balance sheet amount	0	$ 0	$ 0	$ 0	$ 0	0
Impairment of long lived assets	0	$ 0	0	$ 0	0	0
Lease liability	312,000		312,000		510,000	1,200,000	$ 1,700,000
Right-of-use assets	$ 294,000		$ 294,000		$ 483,000	$ 1,124,000	$ 1,700,000
Operating lease, weighted average discount rate, percent	5.05%		5.05%		5.05%		5.84%
Minimum [Member] | Laboratory Equipment [Member]
Property plant and equipment useful life			2 years		2 years
Minimum [Member] | Furniture and Fixtures [Member]
Property plant and equipment useful life			2 years		2 years
Minimum [Member] | Office Equipment [Member]
Property plant and equipment useful life			2 years		2 years
Minimum [Member] | Software Development [Member]
Property plant and equipment useful life			2 years		2 years
Maximum [Member] | Laboratory Equipment [Member]
Property plant and equipment useful life			5 years		5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property plant and equipment useful life			5 years		5 years
Maximum [Member] | Office Equipment [Member]
Property plant and equipment useful life			5 years		5 years
Maximum [Member] | Software Development [Member]
Property plant and equipment useful life			5 years		5 years
Prepaid Expenses and Other Current Assets [Member]
Deferred transaction costs	$ 2,300,000		$ 2,300,000		$ 500,000
Deferred offering costs					$ 400,000